Loans to and Investments in Associated Companies - Schedule of Summarized Data for Investments in Associated Companies (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Assets	$ 17,050,564	$ 14,699,672
Liabilities	11,752,273	10,146,142
Noncontrolling interest	154,963	209,518
Revenues	7,694,612	10,589,489	$ 4,883,063
Income from continuing operations before extraordinary items	852,649	732,575	503,489
Net income	798,615	749,649	438,881
The Company's income related to associated companies	$ 130,685	248,693	$ 34,494
Undistributed earnings of equity method investments		$ 180,800